Share-Based and Other Non-Cash Compensation	12 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based and Other Non-Cash Compensation

15. Share-Based and Other Non-Cash Compensation

Tax Benefits Preservation Agreement

On December 29, 2020, the Board of Directors of the Company adopted a Tax Benefits Preservation Agreement, between the Company and Computershare Trust Company, N.A., as Rights Agent (the Rights Plan). The Rights Plan is designed to reduce the possibility that certain changes in ownership could result in limitations on the use of the tax attributes, by restricting the ability of a person or entity from acquiring ownership (including through attribution under the tax law) of 4.99% or more of the Company’s common stock and the ability of persons or entities now owning 5% or more of the outstanding common shares from acquiring additional common shares.

Pursuant to the terms of the Rights Plan, the Company’s Board of Directors declared a dividend distribution of one Preferred Stock Purchase Right (a Tax Right) for each outstanding share of common stock, par value $0.001 per share of the Company (the Common Stock), to stockholders of record as of the close of business on January 29, 2018 (the Record Date). In addition, one Tax Right will automatically attach to each share of Common Stock issued between the Record Date and the Distribution Date (as defined in the Rights Plan). Each Tax Right entitles the registered holder thereof to purchase from the Company a unit consisting of one ten-thousandth of a share (a Unit) of Series A Junior Participating Cumulative Preferred Stock, par value $0.001 per share, of the Company at a cash exercise price of $15.00 per Unit (the Exercise Price), subject to adjustment, under the conditions specified in the Rights Plan.

The Tax Rights are not exercisable until the Distribution Date and will expire at the earlier of (a) January 29, 2028; (b) the time when the Tax Rights are redeemed as provided therein; (c) the time when the Rights are exchanged as provided therein; (d) the repeal of Section 382 of the Code if the Independent Directors (as defined in the Rights Plan) determine that the Rights Plan is no longer necessary for the preservation of Tax Benefits (as defined in the Rights Planet); (e) the beginning of the taxable year of the Company to which the Company’s Board of Directors determines that no Tax Benefits may be carried forward, unless previously redeemed or exchanged by the Company.

Stock Plans

In June 2016, the Company’s stockholders approved the Great Elm Group, Inc. 2016 Long-Term Incentive Plan (the 2016 Long-Term Incentive Plan), as subsequently amended, and the Great Elm Group, Inc. 2016 Employee Stock Purchase Plan (the 2016 Employee Stock Purchase Plan). In November 2022, the Company’s stockholders approved an increase to the number of shares available for issuance under the 2016 Long-Term Incentive Plan by 2,900,000 shares. The 2016 Long-Term Incentive Plan is administered by the Compensation Committee of the Board of Directors (the Compensation Committee) and provides for the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units, performance units, performance shares, cash-based awards and other stock-based awards. As of June 30, 2025, the Company had a total of 3,974,586 shares outstanding under the 2016 Long-Term Incentive Plan and no shares were outstanding under the 2016 Employee Stock Purchase Plan.

The following table summarizes the number of common shares available for future issuance under the plans discussed above as of June 30, 2025:

Shares of Common Stock Available for Future Issuance	Shares
2016 Long-Term Incentive Plan	1,449,715
2016 Employee Stock Purchase Plan	944,000
Total	2,393,715

Restricted Stock Awards and Restricted Stock Units

The following table presents activity related to the Company’s restricted stock awards and restricted stock units for the year ended June 30, 2025:

Restricted Stock Awards and Restricted Stock Units	Shares (in thousands)	Weighted Average Grant Date Fair Value
Outstanding at June 30, 2024	1,597	$1.96
Granted	1,003	1.84
Vested	(1,279)	1.90
Forfeited	(244)	1.96
Outstanding at June 30, 2025	1,077	$1.93

Restricted stock awards and restricted stock units have vesting terms between 1-4 years and are subject to service requirements. During the year ended June 30, 2025, the Company granted 1,002,773 restricted stock awards and did not grant any restricted stock units. The aggregate grant date fair value of restricted stock awards and restricted stock units granted during the years ended June 30, 2025 and 2024 was $1.8 million and $2.5 million, respectively. For the years ended June 30, 2025 and 2024, the total intrinsic value of restricted stock vested was $2.1 million and $1.9 million, respectively.

Stock Options

The following table presents activity related to the Company’s stock options for the year ended June 30, 2025:

Stock Options	Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at June 30, 2024	3,264	$2.70	6.44	$-
Forfeited, cancelled or expired	(258)	4.20	-	-
Outstanding at June 30, 2025	3,006	$2.57	6.00	$-
Exercisable at June 30, 2025	1,006	$3.60	2.28	$-

There were no options granted during the year ended June 30, 2025. There were no options granted, forfeited, cancelled or expired during the year ended June 30, 2024.

Stock-Based Compensation Expense

Stock-based compensation expense related to all restricted stock awards, restricted stock units, and stock options totaled $2.0 million and $2.4 million for the years ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and 2024, the Company had unrecognized compensation cost related to all unvested restricted stock awards, restricted stock units, and stock options totaling $1.7 million and $2.3 million, respectively, expected to be recognized as the awards and options vest over the next 2.1 years.

Non-Employee Director Deferred Compensation Plan

In December 2020, the Company established the Great Elm Group, Inc. Non-Employee Directors Deferred Compensation Plan allowing non-employee directors to defer their cash and/or equity compensation under a non-revocable election for each calendar year. Such compensation is deferred until the earlier of 3 years from the original grant date of such compensation, termination of service, or death, and is payable in common stock shares. As of June 30, 2025, there were no restricted stock awards and restricted stock units that were deferred under this plan.

Other Non-Cash Compensation

During the year ended June 30, 2025, the Company issued compensation to certain employees in the form of GECC common shares to be settled with GECC shares currently held by the Company. The total value of GECC shares awarded for the year ended June 30, 2025 was $1.3 million, of which $0.3 million vested immediately, and the balance will vest annually pro-rata over a three year period. Related compensation expense was $1.2 million for the year ended June 30, 2025.

During the years ended June 30, 2025, 2024 and 2023, the Company issued compensation to certain employees in the form of restricted membership interest rights in MP II to be settled with the membership interest currently held by the Company. The total value of the MP II restricted membership interests awarded for the years ended June 30, 2025, 2024 and 2023 was $0.8 million, which vest on the third anniversary of the grant date. Related compensation expense was $0.3 million and $0.1 million for the years ended June 30, 2025 and 2024.